COMMON STOCK AND COMMON STOCK WARRANTS	12 Months Ended
Dec. 31, 2024
COMMON STOCK AND COMMON STOCK WARRANTS
COMMON STOCK AND COMMON STOCK WARRANTS

NOTE 6 - COMMON STOCK AND COMMON STOCK WARRANTS

Common Stock

The Company had authorized a total of 400,000,000 shares of Common Stock, par value of $0.0001 as of December 31, 2017 for Elite Beverage International. However, Elite Performance Holding Corp. is now the successor company and as of December 31, 2022 there are 465,000,000 (Four Hundred Sixty-Five Million) shares authorized, par value of $0.0001, respectively.

On February 2, 2018, Elite Performance Holding Corp., owned and controlled by Firestone and McKenzie, acquired Elite Beverage International through a 1:2 common share exchange as follows: 50,000,000 common shares of Elite Performance Holding, Corp., in exchange for 100,000,000 common shares of Elite Beverage International, Inc.

The Company effected a one-for-ten reverse stock split on March 17, 2025. All share and per share information in this Annual Report on Form 10-K, including the consolidated financial statements and related notes thereto, has, where applicable, been retroactively adjusted to reflect the Reverse Stock Split.

Shares Registered in the S-1 Registration Statement

As of December 31, 2022, the Company has raised $1,250,000 (2,500,000 shares issued) through a registered offering for $1,250,000 which was registered with the SEC through an S1 registration statement which went effective on April 23, 2019.

Restricted Shares issued

In the year ended December 31, 2023, we issued 157,000 shares for services in the amount of $157,000 valued at $1.00 per share.

In the year ended December 31, 2023, we issued 20,000 common shares to accredited investors for notes in the amount of $55,000.

In the year ended December 31, 2023, we issued 73,000 common subscription shares to accredited investors for subscription agreements in the amount of $73,000.

In the year ended December 31, 2023, we issued 1,625 common shares in the amount of $1,625 as debt issuance cost.

As of December 31, 2023, we had 13,039,755 common shares outstanding.

For the year ended December 31, 2024, the Company issued 1,059,257 shares in the amount of $1,059,257 valued at $1.00 per share for consulting services.

For the year ended December 31, 2024, the Company issued 299,572 shares in the amount of $774,267 for the conversion of principal and accrued interest of convertible notes payable made within the terms of the agreement and no gain or loss results from it.

For the year ended December 31, 2024, the Company issued 160,300 shares in the amount of $663,000 for conversion of accounts payable.

For the year ended December 31, 2024, the Company issued 5,000 common shares in the amount of $5,000 as debt issuance cost.

For the year ended December 31, 2024, the Company retired 2,500,000 founder shares valued at $0.

As of December 31, 2024, the Company had 12,063,884 common shares outstanding.

Common Stock Warrants

On March 18, 2024, the Company issued 80,000 five year warrants exercisable at $20.00 valued at $77,623 for consulting services. The Company used a Black-Scholes option pricing model with the following assumptions: stock price of $0.01 per share, volatility of 236%, expected term of 5 years, and a risk free interest rate of 4.34%.

On May 6, 2024, the Company issued 16,000 five year warrants exercisable at $20.00 valued at $15,884 for consulting services. The Company used a Black-Scholes option pricing model with the following assumptions: stock price of $0.01 per share, volatility of 276%, expected term of 5 years, and a risk free interest rate of 4.50%.

On August 20, 2024, the Company issued 10,000 five year warrants exercisable at $20.00 valued at $9,991 as part of a convertible note issued. The Company used a Black-Scholes option pricing model with the following assumptions: stock price of $0.01 per share, volatility of 329%, expected term of 5 years, and a risk free interest rate of 3.69%.

Transactions involving the Company’s warrant issuances are summarized as follows:

Weighted
	Number of	Average Exercise
	Shares	Price
Outstanding at December 31, 2022	-	$-
Issued	-	-
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 30, 2023	-	-
Issued	106,000	20.00
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2024	106,000	$20.00

The following table summarizes warrants outstanding as of December 31, 2024:

Weighted Average
	Number	Remaining	Weighted
	Outstanding	Contractual	Average
Exercise Price	and Exercisable	Life (years)	Exercise price
$20.00	106,000	4.29	$20.00